UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net income/(loss) for the period	€ 5,585	€ (3,146)
Currency translation differences	(1,840)	605
Income tax impact
Items that may be reclassified subsequently to profit or loss	(1,840)	605
Total other comprehensive income/(loss) recognized for the period	(1,840)	605
Total comprehensive income/(loss) recognized for the period	3,745	(2,541)
Attributable to:
Equity holders of the Parent	3,743	(2,542)
Non-controlling interests	€ 2	€ 1